Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Other Employee Benefit Plans [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

	2012	2011
Change in Benefit Obligation
Benefit Obligation, beginning of year	$—	$5,110
Interest cost	—	229
Actuarial losses	—	(29)
Benefits paid	—	(229)
Settlement of obligation	—	(5,081)
Benefit Obligation, end of year	$—	$—

Change in Plan Assets
Fair value of plan assets, beginning of year	$—	$3,993
Actual return on plan assets	—	17
Employer contributions	—	1,300
Benefits Paid	—	(229)
Settlement of obligation	—	(5,081)
Fair value of plan assets, end of year	$—	$—

Funded Status, end of year	$—	$—

Items unrecognized as component of net pension cost, end of year (pre-tax)	—	—
Items unrecognized as component of net pension cost, end of year	—	—

Components of net pension cost
Interest cost	$—	$229
Expected return on plan assets	—	(177)
Amortization of prior service cost	—	—
Amortization of actuarial losses	—	61
Expense resulting from settlement of plan	—	2,544
Net periodic pension cost	$—	$2,657